Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2021
Basis of Preparation
Schedule of equity interest owned by the company in subsidiaries

	Country of	Date of	% equity interest owned
Name	Incorporation	incorporation	12/31/ 2021	12/31/ 2020
Lilium N.V.	Netherlands	March 11, 2021	100.0%	n/a
Lilium GmbH	Germany	February 11, 2015	100.0%	100.0%
Lilium Schweiz GmbH	Switzerland	December 8, 2017	100.0%	100.0%
Lilium Aviation UK Ltd.	United Kingdom	December 20, 2017	100.0%	100.0%
Lilium Aviation Inc.	United States	July 1, 2020	100.0%	100.0%
Lilium eAircraft GmbH	Germany	August 17, 2020	100.0%	100.0%
Stichting JSOP	Netherlands	September 10, 2021	0.0%	n/a

Schedule of new standards, interpretations and amendments adopted

Standard/amendment/ interpretation	Effective date	Adoption status
January 1, 2021
Amendment to IFRS 16, ‘Leases’ – COVID-19 related rent concessions	Annual periods on or after June 1, 2020	Early adoption is permitted
Amendment to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – Interest rate benchmark reform – Phase 2	Annual periods on or after January 1, 2021	Early adoption is permitted

Schedule of New Standards and Interpretations not yet adopted

Standard/amendment/ interpretation	Effective date	Adoption status
January 1, 2022
Amendments to IFRS 3, ‘Business combinations’, IAS 16 ‘Property, plant and equipment’ and IAS 37 ‘Provisions, contingent liabilities and contingent assets’	Annual periods on or after January 1, 2022	Early adoption is permitted
Annual improvements 2018-2020	Annual periods on or after January 1, 2022	Early adoption is permitted
January 1, 2023
IFRS 17, ‘Insurance contracts’ as amended in June 2020 by amendments to IFRS 17, Insurance Contracts	Annual periods on or after January 1, 2023	Early adoption is permitted for entities that apply IFRS 9 Financial Instruments
Amendment to IAS 1, ‘Presentation of financial statements’, on classification of liabilities	Annual periods on or after January 1, 2023	Early adoption is permitted
Amendment to IAS 1, ‘Presentation of financial statements’, IFRS Practice statement 2 and IAS 8, ‘Accounting policies, changes in accounting estimates and errors’	Annual periods on or after January 1, 2023	Early adoption is permitted